DEPOSITS AND OBLIGATIONS (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Deposits and Obligations [Line Items]
Non interest bearing deposits	S/ 32,249,606	S/ 29,382,909
Interest bearing deposits	71,734,518	67,334,765
Total	103,984,124	96,717,674
In Peru [Member]
Disclosure of Deposits and Obligations [Line Items]
Non interest bearing deposits	29,552,904	26,786,474
Interest bearing deposits	63,938,399	60,372,602
In other countries [Member]
Disclosure of Deposits and Obligations [Line Items]
Non interest bearing deposits	2,696,702	2,596,435
Interest bearing deposits	S/ 7,796,119	S/ 6,962,163